Stock Compensation (Tables)	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Changes in Outstanding Options

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2014, 2013 and 2012 are as follows:

	2014
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—
Granted	—	—	—
Expired	(65,500)	30.40 – 30.56	30.55
Exercised	(3,000)	4.75	4.75
Forfeited	—	—	—

Outstanding, at end of fiscal year	351,251	4.75 – 15.56	12.14	3.91	—

Vested and expected to be vested at March 31, 2014	351,251	4.75 – 15.56	12.14	3.91	—

Exercisable, at end of fiscal year	343,751	4.75 – 15.56	12.24	3.85

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2014, 2013 and 2012 are as follows: (continued)

	2013
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—
Granted	86,000	4.75	4.75
Expired	—	—	—
Exercised	—	—	—
Forfeited	(5,950)	15.60 – 30.56	21.26

Outstanding, at end of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—

Vested and expected to be vested at March 31, 2013	419,751	4.75 – 30.56	14.96	4.28	—

Exercisable, at end of fiscal year	369,752	4.75 – 30.56	13.41	4.60

	2012
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	423,118	8.99 – 30.56	18.00	4.01	—
Granted	—	—	—
Expired	(82,167)	19.00 – 25.00	19.22
Exercised	—	—	—
Forfeited	(1,250)	25.00 – 30.56	29.45

Outstanding, at end of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—

Vested and expected to be vested at March 31, 2012	339,701	8.99 – 30.56	17.66	3.96	—

Exercisable, at end of fiscal year	287,452	8.99 – 30.56	16.06	4.17

Schedule of Changes in Stock Grants

Changes in stock grants during the fiscal years ended March 31, 2014, 2013 and 2012 are as follows:

	2014		2013		2012
	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	—	—	750	10,380	750	10,380
Granted	—	—	—	—	—	—
Vested	—	—	(750)	10,380	—	—

Non-vested, at end of fiscal year	—	—	—	—	750	10,380

Summary of Options by Exercise Price Range

Further details relating to the options granted under the 1997 Plan, the 2005 Plan and the Omnibus Plan that are outstanding as of March 31, 2014 are as follows:

	Options outstanding as of March 31, 2014			Options exercisable as of March 31, 2014
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
83,000	4.75	8.31	4.75	80,500	4.75
20,000	8.99	5.70	8.99	15,000	8.99
248,251	13.20–15.60	2.29	14.87	248,251	14.87

351,251				343,751

Summary of Fair Value of Options Granted

The fair value of the options granted was estimated on the date of grant using the following assumptions:

	2014	2013	2012
Risk-free Interest Rate	—	0.97% – 1.50%	—
Expected Dividend Yield	—	0%	—
Expected Option Life	—	7 – 10 years	—
Expected Stock Price Volatility	—	53.28% – 58.71%	—